Basis of preparation (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Basis of preparation [Abstract]
Disclosure of detailed information about the impact on previously reported amounts in specific line items in the consolidated financial statements
The following tables present the impact on previously reported amounts in specific line items in the consolidated financial statements for the years ended March 31, 2024 and March 31, 2023.

Changes in Consolidated Statement of Financial Position (In thousands of Rupees):

	As per Original Form 20-F (As at)		As per Form 20-F/A (As at)
	March 31, 2024	March 31, 2023	March 31, 2024	March 31, 2023
Other Equity	8,800,000	2,000,000	2,723,924	-
Accumulated deficit	(6,745,965)		(6,625,962)
Borrowings (non-current)	17,608,315	13,817,634	23,349,863	15,817,634
Borrowings (Current)	6,450,561		6,665,085

Disclosure of detailed information about changes in consolidated statement of income
Changes in Consolidated Statement of Income for the year ended March 31, 2024 (In thousands of Rupees):

	As per Original Form 20-F	As per Form 20-F/A
Profit from operating activities	2,167,558	2,167,558
Net finance expense	(1,935,522)	(1,815,519)
Profit/(Loss) before Tax	232,036	352,039
Taxes	(183,100)	(183,100)
Profit/(Loss) After Tax	48,936	168,939

Disclosure of detailed information about changes in other figures	Changes in Other Figures for the year ended March 31, 2024 (In Rupees) :
	As per Original Form 20-F	As per Form 20-F/A
Basic earnings per Share	0.27	0.92
Diluted earnings per share	0.26	0.91

Disclosure of detailed information about summary of amendment
Summary of Amendment (In thousands of Rupees):

Particulars	2022-23	2023-24
Consolidated Statement of Financial Position
Decrease in Other Equity	2,000,000	6,076,076
Decrease in Accumulated Deficit		120,003
Increase/(Decrease) in Borrowings (non-current liabilities)	2,000,000	5,741,548
Increase/(Decrease) in Borrowings (current liabilities)		214,524

Consolidated Statement of Income
Decrease in Finance expense		120,003
Increase in Profit before tax		120,003
Increase in Earnings per share
Basic earnings per share		0.65
Diluted earnings per share		0.65